FINANCIAL INSTRUMENTS - Carrying value and fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Derivative instruments payable	$ 10,000	$ 19,300
Reported Value Measurement
Assets:
Cash and cash equivalents	140,361	174,721
Restricted cash	1,140	14,928
Marketable securities	2,673	2,639
Derivative instruments receivable	4,557	0
Liabilities:
Floating rate debt	2,075,867	2,089,930
Fixed rate debt	161,700	66,251
Derivative instruments payable	9,972	19,261
Reported Value Measurement | Collateral Pledged
Assets:
Marketable securities	0	5,835
Estimate of Fair Value Measurement
Assets:
Cash and cash equivalents	140,361	174,721
Restricted cash	1,140	14,928
Marketable securities	2,673	2,639
Derivative instruments receivable	4,557	0
Liabilities:
Floating rate debt	2,075,867	2,089,930
Fixed rate debt	160,141	65,348
Derivative instruments payable	9,972	19,261
Estimate of Fair Value Measurement | Collateral Pledged
Assets:
Marketable securities	$ 0	$ 5,835